Warrants to Purchase Common Stock (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number Outstanding
Outstanding at Beginning of Period	140,372	114,784
Granted	5,187,587	25,588
Exercised	(32,054)
Canceled/forfeited/expired
Outstanding at End of Period	3,295,905	140,372
Weighted Average Exercise Price Per Share
Outstanding at Beginning of Period	$ 0.20	$ 0.20
Granted	$ 1.20	$ 0.20
Exercised	$ 0.20
Outstanding at End of Period	$ 1.18	$ 0.20
Weighted Average Remaining Contractual Life (Years)
Outstanding at Beginning of Period	1 year 6 months 0 days	1 year 5 months 1 day
Granted	4 years 4 months 13 days	1 year 10 months 2 days
Outstanding at End of Period	4 years 4 months 21 days	1 year 6 months 0 days